Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 4,700	$ 1,474	₪ 2,207
Additions	2,109	661	4,815
Payments	(1,879)	(589)	(2,322)
Closing balance	₪ 4,930	$ 1,546	₪ 4,700